STOCKHOLDERS' EQUITY (Details)	6 Months Ended
Feb. 28, 2025 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants amount outstanding	25,600
Class C-3 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants amount outstanding	25,600
Warrants exercise price | $ / shares	$ 1.25
Warrants expiration date	Jun. 27, 2027